CONSOLIDATED BALANCE SHEETS (Parenthetical)(ILS)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	9,099,805	704,489
Ordinary shares, shares outstanding	9,096,547	702,436